ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 56,513	$ 8,868	¥ 78,121
Allowance for doubtful accounts	381	60	156	$ 24	¥ 316
Accounts receivable, net	¥ 56,132	$ 8,808	¥ 77,965